Loans and financings - Bonds (Details) - Eurobonds - USD - Fixed rate - USD ($) $ in Thousands	Mar. 28, 2013	Dec. 31, 2018	May 04, 2017
Loans and financings
Principal amount			$ 700,000
Interest rate (as a percent)		5.13%	5.375%
NEXA PERU
Loans and financings
Principal amount	$ 350,000
Interest rate (as a percent)	4.625%
Term of bond	10 years